Income Taxes - Components of Income Tax (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Current income taxes
Federal	$ 686	$ 683	$ 394
Provincial	467	451	259
Foreign	188	127	45
Current income tax expense benefit	1,341	1,261	698
Deferred income taxes
Federal	54	52	(129)
Provincial	36	33	(89)
Foreign	33	(18)	(25)
Deferred income tax expense benefit	123	67	(243)
Total comprehensive income	$ 1,464	$ 1,328	$ 455